INCOME TAX EXPENSE (Details Narrative) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Domestic income tax rate	16.50%	16.50%	16.50%
Provision for current taxes	$ 0	$ 0	$ 0
Unused tax losses	$ 42,391,997	$ 40,958,937